Acquisitions - Summary of Recognized Identified Assets Acquired and Liabilities Assumed (Parenthetical) (Details) - Ladder [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	1,449,537
Business Acquisition, Share Price | $ / shares	$ 19.24